PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Feb. 29, 2016	Feb. 28, 2015
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 160,653,033	$ 122,135,399
Less: accumulated depreciation	(46,023,350)	(28,559,751)
Property, Plant and Equipment, Net, Total	114,629,683	93,575,648
Building
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	60,699,864	63,707,645
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	52,091,845	24,788,436
Computer, network equipment and software
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	40,073,992	28,523,709
Vehicles
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	784,921	923,040
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 7,002,411	$ 4,192,569